Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000002943
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class AAA
C000002942
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class C
Average Annual Return, Percent	0.57%		3.15%	6.31%	5.78%
C000034307
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class I
C000002940
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class A
Average Annual Return, Percent	(3.91%)		(1.08%)	5.85%	5.94%
Without Sales Load [Member] | C000002943
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%		4.94%	7.11%	6.57%
Without Sales Load [Member] | C000034307
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%		5.21%	7.38%	6.84%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%		16.07%	10.31%	11.29%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%		16.07%	10.31%	11.29%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%		16.07%	10.31%	11.29%
Dow Jones Industrial Average (DJIA)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.84%		16.07%	10.31%	11.29%